Transactions with Related Parties, MPC Capital Related Parties (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from Services with Related Parties [Abstract]
Revenues from services with related parties	$ 1,174,376	$ 1,174,376	$ 0	$ 0
Transactions with Related Parties [Abstract]
Due from related parties	$ 6,393,625	$ 6,393,625	5,650,168
MPC Container Ships ASA [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	13.70%	13.70%
MPC Energy Solutions NV [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%	20.50%
MPC Caribbean Clean Energy Limited [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	22.20%	22.20%
Related Party [Member]
Revenues from Services with Related Parties [Abstract]
Revenues from services with related parties	$ 381,778	$ 381,778	$ 0	$ 0
Related Party [Member] | Certain Officers of Subsidiary [Member]
Transactions with Related Parties [Abstract]
One-time compensation payable to certain officers of a subsidiary related to a business combination	2,600,000	$ 2,600,000
Related Party [Member] | MPC Container Ships ASA [Member]
Revenues from Services with Related Parties [Abstract]
Revenues from services with related parties	$ 273,785
Transactions with Related Parties [Abstract]
Ownership percentage	13.70%	13.70%
Due from related parties	$ 202,274	$ 202,274
Related Party [Member] | MPC Energy Solutions NV [Member]
Revenues from Services with Related Parties [Abstract]
Revenues from services with related parties	$ 68,765
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%	20.50%
Due from related parties	$ 777,997	$ 777,997
Related Party [Member] | MPC Caribbean Clean Energy Limited [Member]
Revenues from Services with Related Parties [Abstract]
Revenues from services with related parties	$ 39,228
Transactions with Related Parties [Abstract]
Ownership percentage	22.20%	22.20%
Due from related parties	$ 523,304	$ 523,304